Prepaid expenses or other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from government authorities	$ 940	$ 722
Prepaid expenses	2,956	2,953
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	1,003	388
Rent deposits	259	222
Other	791	282
Total prepaid expenses and other current assets	$ 5,949	$ 4,567